Classification of Expenses By Nature - Schedule of Details of Classification of Expenses By Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Advertising expenses	₩ 44,738	₩ 38,731	₩ 13,661
Fees and commissions	346,782	293,302	472,324
Lease expenses	1,610	1,380	1,292
Bad debt	752	589	1,402
Outsourcing expenses	7,415	9,215	13,053
Salaries	55,455	50,092	44,339
Expenses related to defined contribution and benefit plans	3,692	3,022	2,505
Employee benefits	5,057	4,538	4,256
Depreciation	6,211	6,023	5,252
Amortization	4,608	3,211	2,406
Other expenses	5,198	4,553	4,020
Total	₩ 481,518	₩ 414,656	₩ 564,510